Goodwill Disclosure: Schedule of Goodwill (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Goodwill, gross	$ 5,976,198	$ 2,679,970
(Less) accumulated impairment loss on goodwill	669,993
Goodwill, net	$ 5,306,205	$ 2,679,970